Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill		¥ 517,626	¥ 433,891	¥ 441,334
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	18,176	84,987
Loans		272,029	262,438
Loans, Loans held for sale		73,573	77,506
Loans, Collateral dependent loans		198,456	184,932
Premises and equipment		37,109	35,352
Intangible assets		453	19,635
Goodwill		283,032
Other assets		91,624	196,058
Other assets, Investments in equity method investees	[1]	78,926	186,284
Other assets, Other		12,698	9,774
Assets at fair value, Total		702,423	598,470
Fair Value, Measurements, Nonrecurring [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		12,935	8,866
Unfunded commitments related to investment securities valued at net asset value		17,216	12,242
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		2,548	2,656
Loans, Collateral dependent loans		2,548	2,656
Other assets		73,015	136,528
Other assets, Investments in equity method investees	[1]	73,015	136,528
Assets at fair value, Total		75,563	139,184
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	15,473	80,779
Loans		9,199	9,104
Loans, Collateral dependent loans		9,199	9,104
Other assets			49,756
Other assets, Investments in equity method investees	[1]		49,756
Assets at fair value, Total		24,672	139,639
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	2,703	4,208
Loans		260,282	250,678
Loans, Loans held for sale		73,573	77,506
Loans, Collateral dependent loans		186,709	173,172
Premises and equipment		37,109	35,352
Intangible assets		453	19,635
Goodwill		283,032
Other assets		18,609	9,774
Other assets, Investments in equity method investees	[1]	5,911
Other assets, Other		12,698	9,774
Assets at fair value, Total		¥ 602,188	¥ 319,647

[1]	Excludes certain investments valued at net asset value of ¥8,866 million and ¥12,935 million at March 31, 2019 and 2020, respectively. The unfunded commitments related to these investments are ¥12,242 million and ¥17,216 million at March 31, 2019 and 2020, respectively. These investments are in private equity funds.
[2]	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.